Supplement (Vanguard Asset Allocation Fund)	12 Months Ended
Sep. 30, 2010
Participant
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Asset Allocation Fund

Supplement to the Prospectus and Summary Prospectus Dated January 28, 2011

Reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund

The board of trustees (the "board') of Vanguard Malvern Funds (the "Trust') has approved an agreement and plan of reorganization (the "agreement') to reorganize Vanguard Asset Allocation Fund, a series of the Trust, into Vanguard Balanced Index Fund, a series of Vanguard Valley Forge Funds. The agreement requires approval by Asset Allocation Fund shareholders and will be submitted for their consideration at a meeting to be held on January 26, 2012. If shareholders approve the agreement, and if certain conditions required by the agreement are satisfied, the reorganization is expected to occur shortly thereafter.

Under the agreement, shareholders of the Asset Allocation Fund will receive new Investor Shares or Admiral(tm) Shares, as appropriate, of the Balanced Index Fund in exchange for their shares of the Asset Allocation Fund, and the Asset Allocation Fund will cease operations. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Prior to the shareholder meeting, a combined proxy statement/prospectus will be issued to Asset Allocation Fund shareholders soliciting their approval of the reorganization. The proxy statement/prospectus will describe the reorganization, provide a description of the new Balanced Index Fund shares, and include a comparison of the Funds.

Closed to New Investors

Effective immediately, the Asset Allocation Fund is closed to new accounts, and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

Changes to the Asset Allocation Fund's Investment Objective, Strategies, and Investment Advisor

The board of trustees of the Asset Allocation Fund has restructured the Asset Allocation Fund's investment advisory team, removing Mellon Capital Management Corporation (Mellon Capital) as investment advisor and reallocating the Asset Allocation Fund's assets to Vanguard's Quantitative Equity Group and Vanguard's Fixed Income Group. This transition will involve significant turnover of portfolio securities; however, due to capital loss carryforwards, it is not expected to have a material tax impact on Asset Allocation Fund shareholders.

The Asset Allocation Fund's investment objective and strategies are changing significantly in conjunction with the change in advisor. The new investment objective, primary investment strategies, and risks of the Asset Allocation Fund will be identical to those of the Balanced Index Fund, so the board has proposed merging the Asset Allocation Fund into the Balanced Index Fund.

In addition, in conjunction with the changes in investment advisor, investment objective, primary investment strategies, and risks of the Asset Allocation Fund, it is anticipated that each of the four Vanguard LifeStrategy(r) Funds, each a fund of funds, will redeem its holdings of the Asset Allocation Fund. Any expense increase resulting from the Asset Allocation Fund's reduced asset base will be offset by the decrease in the Asset Allocation Fund's advisory expenses and other factors. As a result, the redemption is not expected to lead to an increase in the Asset Allocation Fund's expense ratios.

Prospectus and Summary Prospectus Text Changes

The following text replaces the text under the headings identified:

Investment Objective

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Primary Investment Strategies

The Fund employs a "passive management'-or indexing-investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximate the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

-With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

-With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

-The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

(c)2011 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributior

Participant:
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Asset Allocation Fund

Supplement to the Prospectus and Summary Prospectus Dated January 28, 2011

Reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund

The board of trustees (the "board') of Vanguard Malvern Funds (the "Trust') has approved an agreement and plan of reorganization (the "agreement') to reorganize Vanguard Asset Allocation Fund, a series of the Trust, into Vanguard Balanced Index Fund, a series of Vanguard Valley Forge Funds. The agreement requires approval by Asset Allocation Fund shareholders and will be submitted for their consideration at a meeting to be held on January 26, 2012. If shareholders approve the agreement, and if certain conditions required by the agreement are satisfied, the reorganization is expected to occur shortly thereafter.

Under the agreement, shareholders of the Asset Allocation Fund will receive new Investor Shares or Admiral(tm) Shares, as appropriate, of the Balanced Index Fund in exchange for their shares of the Asset Allocation Fund, and the Asset Allocation Fund will cease operations. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Prior to the shareholder meeting, a combined proxy statement/prospectus will be issued to Asset Allocation Fund shareholders soliciting their approval of the reorganization. The proxy statement/prospectus will describe the reorganization, provide a description of the new Balanced Index Fund shares, and include a comparison of the Funds.

Closed to New Investors

Effective immediately, the Asset Allocation Fund is closed to new accounts, and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

Changes to the Asset Allocation Fund's Investment Objective, Strategies, and Investment Advisor

The board of trustees of the Asset Allocation Fund has restructured the Asset Allocation Fund's investment advisory team, removing Mellon Capital Management Corporation (Mellon Capital) as investment advisor and reallocating the Asset Allocation Fund's assets to Vanguard's Quantitative Equity Group and Vanguard's Fixed Income Group. This transition will involve significant turnover of portfolio securities; however, due to capital loss carryforwards, it is not expected to have a material tax impact on Asset Allocation Fund shareholders.

The Asset Allocation Fund's investment objective and strategies are changing significantly in conjunction with the change in advisor. The new investment objective, primary investment strategies, and risks of the Asset Allocation Fund will be identical to those of the Balanced Index Fund, so the board has proposed merging the Asset Allocation Fund into the Balanced Index Fund.

In addition, in conjunction with the changes in investment advisor, investment objective, primary investment strategies, and risks of the Asset Allocation Fund, it is anticipated that each of the four Vanguard LifeStrategy(r) Funds, each a fund of funds, will redeem its holdings of the Asset Allocation Fund. Any expense increase resulting from the Asset Allocation Fund's reduced asset base will be offset by the decrease in the Asset Allocation Fund's advisory expenses and other factors. As a result, the redemption is not expected to lead to an increase in the Asset Allocation Fund's expense ratios.

Prospectus and Summary Prospectus Text Changes

The following text replaces the text under the headings identified:

Investment Objective

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Primary Investment Strategies

The Fund employs a "passive management'-or indexing-investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximate the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

-With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

-With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

-The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

(c)2011 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributior

Retail
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Asset Allocation Fund

Supplement to the Prospectus and Summary Prospectus Dated January 28, 2011

Reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund

The board of trustees (the "board') of Vanguard Malvern Funds (the "Trust') has approved an agreement and plan of reorganization (the "agreement') to reorganize Vanguard Asset Allocation Fund, a series of the Trust, into Vanguard Balanced Index Fund, a series of Vanguard Valley Forge Funds. The agreement requires approval by Asset Allocation Fund shareholders and will be submitted for their consideration at a meeting to be held on January 26, 2012. If shareholders approve the agreement, and if certain conditions required by the agreement are satisfied, the reorganization is expected to occur shortly thereafter.

Under the agreement, shareholders of the Asset Allocation Fund will receive new Investor Shares or Admiral(tm) Shares, as appropriate, of the Balanced Index Fund in exchange for their shares of the Asset Allocation Fund, and the Asset Allocation Fund will cease operations. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Prior to the shareholder meeting, a combined proxy statement/prospectus will be issued to Asset Allocation Fund shareholders soliciting their approval of the reorganization. The proxy statement/prospectus will describe the reorganization, provide a description of the new Balanced Index Fund shares, and include a comparison of the Funds.

Closed to New Investors

Effective immediately, the Asset Allocation Fund is closed to new accounts, and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

Changes to the Asset Allocation Fund's Investment Objective, Strategies, and Investment Advisor

The board of trustees of the Asset Allocation Fund has restructured the Asset Allocation Fund's investment advisory team, removing Mellon Capital Management Corporation (Mellon Capital) as investment advisor and reallocating the Asset Allocation Fund's assets to Vanguard's Quantitative Equity Group and Vanguard's Fixed Income Group. This transition will involve significant turnover of portfolio securities; however, due to capital loss carryforwards, it is not expected to have a material tax impact on Asset Allocation Fund shareholders.

The Asset Allocation Fund's investment objective and strategies are changing significantly in conjunction with the change in advisor. The new investment objective, primary investment strategies, and risks of the Asset Allocation Fund will be identical to those of the Balanced Index Fund, so the board has proposed merging the Asset Allocation Fund into the Balanced Index Fund.

In addition, in conjunction with the changes in investment advisor, investment objective, primary investment strategies, and risks of the Asset Allocation Fund, it is anticipated that each of the four Vanguard LifeStrategy(r) Funds, each a fund of funds, will redeem its holdings of the Asset Allocation Fund. Any expense increase resulting from the Asset Allocation Fund's reduced asset base will be offset by the decrease in the Asset Allocation Fund's advisory expenses and other factors. As a result, the redemption is not expected to lead to an increase in the Asset Allocation Fund's expense ratios.

Prospectus and Summary Prospectus Text Changes

The following text replaces the text under the headings identified:

Investment Objective

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Primary Investment Strategies

The Fund employs a "passive management'-or indexing-investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximate the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

-With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

-With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

-The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

(c)2011 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributior